UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             March 31, 2004
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia              5/13/04
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         117
                                             -------------------------

Form 13F Information Table Value Total:      $  321,443
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
21st Century Ins Group              COM     90130N103    2072       143910    SH           SOLE                 143910
Abercrombie & Fitch Co.             COM     002896207    3039        89800    SH           SOLE                  89800
ABM Industries, Inc.                COM     000957100    2302       128258    SH           SOLE                 128258
Alcoa, Inc.                         COM     013817101    4853       139895    SH           SOLE                 139895
Allete, Inc.                        COM     018522102    1815        51710    SH           SOLE                  51710
Allied Capital, Inc.                COM     01903Q108    5373       177384    SH           SOLE                 177384
Alltel Corp.                        COM     020039103     249         5000    SH           SOLE                   5000
Altria                              COM     718154107     285         5241    SH           SOLE                   5241
American Axle & Mfg                 COM     024061103    3382        91765    SH           SOLE                  91765
Amgen, Inc.                         COM     031162100     279         4800    SH           SOLE                   4800
AMN Healthcare Services             COM     001744101    2129       116008    SH           SOLE                 116008
Apogee Enterprises                  COM     037598109    1834       149000    SH           SOLE                 149000
Apria Healthcare Group Com          COM     037933108    3536       118111    SH           SOLE                 118111
Arvinmeritor, Inc.                  COM     043353101    2346       118315    SH           SOLE                 118315
Ashland, Inc.                       COM     044204105    5985       128743    SH           SOLE                 128743
Bank of America                     COM     060505104     330         4070    SH           SOLE                   4070
Bank of New York                    COM     064057102    3019        95844    SH           SOLE                  95844
Barnes & Noble                      COM     067774109    1431        43905    SH           SOLE                  43905
BB&T Corp.                          COM     054937107     654        18518    SH           SOLE                  18518
Bear Stearns                        COM     073902108    4104        46806    SH           SOLE                  46806
Beazer Homes USA, Inc.              COM     07556Q105    2005        18935    SH           SOLE                  18935
Blyth, Inc.                         COM     09643P108    3060        93665    SH           SOLE                  93665
Boeing Co Com                       COM     097023105    4311       104958    SH           SOLE                 104958
Briggs & Stratton Corp.             COM     109043109    4991        73973    SH           SOLE                  73973
Cabot Corp.                         COM     127055101    1836        55988    SH           SOLE                  55988
Charter One Financial Inc.          COM     160903100    4491       126998    SH           SOLE                 126998
Cigna Corp.                         COM     125509109    5007        84833    SH           SOLE                  84833
Citigroup, Inc.                     COM     172967101     332         6423    SH           SOLE                   6423
Clark Inc.                          COM     181457102    2326       136850    SH           SOLE                 136850
Comerica, Inc.                      COM     200340107    4146        76325    SH           SOLE                  76325
Commonwealth Industries             COM     203004106      85        11750    SH           SOLE                  11750
Computer Associates Intl            COM     204912109     266         9887    SH           SOLE                   9887
Constellation Brands, Inc.          COM     21036P108    3658       113962    SH           SOLE                 113962
Continental Res Inc.                COM     212013205     153        37500    SH           SOLE                  37500
Convergys Corp                      COM     212485106    3359       220975    SH           SOLE                 220975
Cooper Cos                          COM     216648402    2017        37360    SH           SOLE                  37360
Countrywide Financial Corp.         COM     222372104    5061        52779    SH           SOLE                  52779
Crane Co.                           COM     224399105    2044        61943    SH           SOLE                  61943
CTS Corp.                           COM     126501105    2390       183320    SH           SOLE                 183320
Curtiss Wright                      COM     231561101    1604        34231    SH           SOLE                  34231
CVS Corp.                           COM     126650100    1186        33605    SH           SOLE                  33605
Diebold, Inc.                       COM     253651103    3780        78563    SH           SOLE                  78563
Donnelley & Sons Co                 COM     257867101    5337       176420    SH           SOLE                 176420
DTE Energy Co.                      COM     233331107    4547       110490    SH           SOLE                 110490
Duke Energy Corp.                   COM     264399106     315        13950    SH           SOLE                  13950
EI Dupont                           COM     263534109     222         5270    SH           SOLE                   5270
Electronic Data Systems             COM     285661104    3466       179124    SH           SOLE                 179124
Everest Re Group LTD Com            COM     G3223R108    5101        59700    SH           SOLE                  59700
Exxon Mobile Corp.                  COM     30231g102     593        14256    SH           SOLE                  14256
FirstEnergy Corp.                   COM     337932107    5457       139645    SH           SOLE                 139645
FirstMerit Corp. Com                COM     337915102    2602        99872    SH           SOLE                  99872
Fleetboston Financial Corp.         COM     339030108    2888        64314    SH           SOLE                  64314
Franklin Electric Co.               COM     353514102    1780        27960    SH           SOLE                  27960
GenCorp, Inc.                       COM     368682100    1558       143900    SH           SOLE                 143900
General Electric Co.                COM     369604103     259         8500    SH           SOLE                   8500
Goodrich Corp.                      COM     382388106    4795       170825    SH           SOLE                 170825
Haemonetics Corp Com                COM     405024100    2348        74650    SH           SOLE                  74650
Haverty Furniture Co., Inc.         COM     419596101    2677       125811    SH           SOLE                 125811
HCC Ins Hldgs Inc. Com              COM     404132102    1708        52840    SH           SOLE                  52840
Headwaters Inc.                     COM     42210p102    3060       119455    SH           SOLE                 119455
Hudson United Bancorp               COM     444165104    1068        28075    SH           SOLE                  28075
Ishares MSCI EMU                    COM     464286608     393         6460    SH           SOLE                   6460
Ishares MSCI Japan                  COM     464286848     342        31485    SH           SOLE                  31485
John H. Harland Co.                 COM     412693103    2095        67325    SH           SOLE                  67325
Johnson Controls, Inc.              COM     478366107    5114        86461    SH           SOLE                  86461
Jones Apparel Group, Inc.           COM     480074103    4277       118304    SH           SOLE                 118304
Kellwood Co.                        COM     488044108    2907        74070    SH           SOLE                  74070
Laboratory Amer. Hldgs.             COM     50540R409    3021        76965    SH           SOLE                  76965
Lafarge Corp.                       COM     505862102    2174        53485    SH           SOLE                  53485
LSI Logic Corp.                     COM     502161102    4633       496050    SH           SOLE                 496050
Manitowoc, Inc.                     COM     563571108    3401       114960    SH           SOLE                 114960
May Department Stores Co.           COM     577778103    3269        94524    SH           SOLE                  94524
MBNA Corp.                          COM     55262L100    4864       176034    SH           SOLE                 176034
McKesson, Inc.                      COM     58155Q103    3519       116945    SH           SOLE                 116945
Meadowbrook Ins. Group              COM     58319P108      85        16700    SH           SOLE                  16700
Metris Cos Inc. Com                 COM     591598107     103        12800    SH           SOLE                  12800
Moog, Inc.                          COM     615394202    1783        52261    SH           SOLE                  52261
National Commerce Fin Co            COM     63545P104     467        16326    SH           SOLE                  16326
Nicor, Inc.                         COM     654086107    1873        53158    SH           SOLE                  53158
Norsk Hydro                         COM     656531605    4344        61649    SH           SOLE                  61649
Oakley Inc.                         COM     673662102     552        37200    SH           SOLE                  37200
Orthodontic Ctrs of America         COM     68750P103    3068       388345    SH           SOLE                 388345
Owens & Minor                       COM     690732102    1575        62250    SH           SOLE                  62250
Oxford Health Plans Com             COM     691471106    5313       108765    SH           SOLE                 108765
Pfizer, Inc.                        COM     717081103    4456       127126    SH           SOLE                 127126
Plantronics, Inc.                   COM     727493108    2293        62630    SH           SOLE                  62630
Polaris Industries, Inc.            COM     731068102    4285        94290    SH           SOLE                  94290
PPG Industries                      COM     693506107    4952        84937    SH           SOLE                  84937
Procter & Gamble Co.                COM     742718109     315         3000    SH           SOLE                   3000
Quaker Chemical Corp.               COM     747316107    2884       113538    SH           SOLE                 113538
Quest Diagnostics, Inc.             COM     74834L100    2115        25530    SH           SOLE                  25530
Regis Corp.                         COM     758932107    2610        58730    SH           SOLE                  58730
Reinsurance Group Amer Inc          COM     759351109    2939        71738    SH           SOLE                  71738
Rite Aid Corp                       COM     767754104     163        30000    SH           SOLE                  30000
Royal Bank of Canada                COM     780087102     227         4755    SH           SOLE                   4755
Safeway, Inc.                       COM     786514208    2746       133430    SH           SOLE                 133430
Sara Lee Corp.                      COM     803111103    5030       230115    SH           SOLE                 230115
Smithfield Foods, Inc.              COM     832248108    4184       154278    SH           SOLE                 154278
St. Paul Co., Inc.                  COM     792860108    3495        87356    SH           SOLE                  87356
Standex International Corp.         COM     854231107    3224       119414    SH           SOLE                 119414
Sungard Data Systems Inc.           COM     867363103    2861       104425    SH           SOLE                 104425
Superior Industries Intl            COM     868168105    1858        52430    SH           SOLE                  52430
TBC Corp.                           COM     872180104    1570        53464    SH           SOLE                  53464
Telefonos de Mexico SA              COM     879403780    4016       115027    SH           SOLE                 115027
Toll Brothers, Inc.                 COM     889478103    4317        95016    SH           SOLE                  95016
Tyco International, Ltd.            COM     902124106    4663       162766    SH           SOLE                 162766
United Technologies                 COM     913017109    4465        51737    SH           SOLE                  51737
Universal Corp.                     COM     913456109    2399        47205    SH           SOLE                  47205
US Bancorp                          COM     902973304    4329       156551    SH           SOLE                 156551
VF Corp.                            COM     918204108    4800       102778    SH           SOLE                 102778
Vintage Petroleum, Inc.             COM     927460105    3742       255280    SH           SOLE                 255280
Wachovia Corp. New                  COM     929903102    7690       163616    SH           SOLE                 163616
Warrantech Corp.                    COM     934648304      44        44000    SH           SOLE                  44000
Washington Federal, Inc.            COM     938824109    3606       141242    SH           SOLE                 141242
Washington Mutual, Inc.             COM     939322103    4010        93885    SH           SOLE                  93885
Webster Financial Corp.             COM     947890109    2406        47440    SH           SOLE                  47440
Wyeth                               COM     983024100    2668        71057    SH           SOLE                  71057

REPORT SUMMARY          117 DATA RECORDS        $321,443        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

